SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 5 - SHAREHOLDERS' EQUITY

Amendment of Security Registration

On April 22, 2015, we filed an amendment to Form S-1 Registration Statement, previously filed on February 12, 2015. This Amendment is not effective yet.

Securities Registered for Issuance Under Equity Compensation Plans

On April 23, 2015, we filed Form S-8 with the SEC under the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement registered 200,000 shares of Common Stock, par value $0.0001 per share, to be issued under the Go Ez Corporation 2015 Equity Incentive Plan. Proposed maximum offering price per share is at $4.00. This registration is effective immediately.

Capital Stock Designations – The Board of Directors have approved designations and rights for the Company’s capital stock as follows:

Series E Preferred Stock – 10,000 Shares, convertible after thirty days based on a formula, no dividend rights, no voting rights, no liquidation preference. Company has no call redemption rights.

On May 7, 2014 the Company amended its Articles of Incorporation to increase its authorized shares of common stock to 800,000,000 shares with a par value of $0.0001 per share and to increase its authorized preferred stock to 100,000,000 shares with a par value of $0.0001 per share. The change in par value has been reflected in the financial statements retroactively for all periods presented.

Stock Option and Incentive Plan - On July 21, 2014, our Board of Directors authorized and adopted a stock option and incentive plan, the 2014 Stock Option and Incentive Plan (the “Incentive Plan”). On July 21, 2014, the holders of at least a majority of the issued and outstanding shares of common stock of the Company approved the Incentive Plan. Pursuant to the Incentive Plan, the Company is authorized to grant options to purchase up to 5,000,000 shares of common stock to its employees, directors and consultants. The Incentive Plan provides for awards of incentive stock options and non-qualified stock options to acquire restricted stock. Incentive stock options granted under the Equity Plan are intended to qualify as “incentive stock options” within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”). Non-qualified stock options granted under the Incentive Plan are not intended to qualify as incentive stock options under the Code.

 Stock Warrants

On April 30, 2014 the Company issued 1,000,000 shares of common stock for $1,000 ($.001 per share) to Evotech Capital, S.A., which resulted in a change in control of the company. In connection to this transaction, the Company issued former officers and directors, David C. Merrell and Michael C. Brwon, a collective three year stock warrant with a cashless feature at an exercise price of $0.20 per share to acquire the greater of 13,682 shares of the Company’s common stock (which is 1% of the post-Evotech SPA outstanding shares) or the number of shares equal to 1% of the fully-diluted outstanding shares of the Company’s common stock during such three year period, or to the Market Maturity date, whichever is sooner.

Pursuant to the acquisition of Federal Technology Agency, Inc. and the terms of the Stock Purchase Agreement of December 22, 2014 between the Company and Mr. Roger Ng, Roger Ng was transmitted warrants to purchase up to an aggregate of 10% of the GEZC’s outstanding common stock provided however that such execution shall not result in Ng holding of excess of 9.9% of the outstanding common shares issued. The warrant expires on December 22, 2016. The warrant grants Mr. Roger Ng to purchase up to an aggregate of ten (10%) percent of the Company’s outstanding common stock having an exercise price equal to seventy five (75%) percent of the volume weighted average closing price per shares of the Company’s common stock for the five (5) trading days immediately preceding the Company’s receipt of Roger Ng’s notice of exercise of the warrant, which may be exercised in whole or in part, at any time and from time to time from and after six (6) months from the date of the closing but shall expire after twenty four (24) months from the date of the closing.

A summary of the status of our outstanding warrants as of December 31, 2014 and December 31, 2013 and changes during the periods then ended is presented below:

	12/31/2014		12/31/2013
	Number of Warrants	Weighted average exercise price	Number of Warrants	Weighted average exercise price
Outstanding, beginning of the period	-	$-	-	$-
Granted	180,106	0.2	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding, end of the period	180,106	$1.97	-	-
Exercisable at the end of the period	180,106	$1.97	-	-
Weighted average fair value of options granted during the period		$-		$-

The following table summarizes the range of outstanding and exercisable options as of December 31, 2014:

Range of Exercise prices	Number Outstanding at December 31, 2014	Weighted average Life Remaining (years)	Exercise price	Number Exercisable at December 31, 2014	Weighted average Life Remaining (years)
$0.20	30,018	2.31	$0.20	30,018	2.31
$2.32	150,088	1.98	$2.32	150,088	1.98
	180,106			180,106

Capital Stock Designations - The Board of Directors have approved designations and rights for the Company’s capital stock as follows:

Series A Preferred Stock - 10,000 Shares, convertible after 6-months based on a formula, dividend preference of 80% of aggregate dividends declared, voting preference of 80% of aggregate voting rights, and a liquidation preference of 90% of available assets. Series A Preferred has preference over all other classes of stock.

Series B Preferred Stock - 500,000 Shares, convertible based on a formula, no dividends, no voting rights, liquidation preference up to $1,000 per share over all other classes of stock except Series A preferred. The Company retains call option after 36 months at 115% of cash price originally paid.

Series C Preferred Stock - 100,000 Shares, convertible after 12-months based on a formula, can receive dividends up to 20% of aggregate dividends declared, no voting rights, and a liquidation preference up to $1,000 per share over all other classes of stock except Series A & B preferred. The Company retains call option after 36 months at 115% of cash price originally paid.

Series D Preferred Stock - 2,000,000 Shares, convertible after 12-months based on a formula, no dividend rights, no voting rights, and a liquidation preference up to $1,000 per share over all classes of common stock. The Company has no call redemption rights.

Common Stock – common stockholders are entitled to 1-vote per share and can receive dividends up to 20% of the aggregate declared dividends. The Common stock has no conversion features.

Novation agreements - During December 2014 the Company entered into 5 novation agreements wherein the Company extinguished convertible debenture debt and related accrued interest through the issuance of an aggregate of 106 shares of series B preferred stock. Debentures and accrued interest in the aggregate amount of $102,737 was extinguished.

Acquisition agreement - During December 2014 the Company issued 70,000 shares of common stock, 5 shares of Series B preferred stock, and a common stock warrant to acquire Federal Technology Agency. The transaction was valued at $20,517,084.